Nature of operations and business combination - Summary of Purchase Price Allocation (Details) - Peridot Acquisition Corp. $ in Millions	Aug. 10, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Common shares	$ 656.7
Total fair value of consideration transferred	656.7
Cash and cash equivalents	581.9
Warrants	(48.3)
Other payables	(29.6)
Total fair value of assets acquired and liabilities assumed	504.0
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed	152.7
Gross proceeds	581.9
Transaction-related costs	(27.0)
Other payables acquired	(29.6)
Proceeds from public share issuance, net of share issuance costs	525.3
Peridot Acquisition Corp.
Disclosure of detailed information about business combination [line items]
Transaction-related costs	(29.6)
Li-Cycle Corp.
Disclosure of detailed information about business combination [line items]
Transaction-related costs	$ (27.0)